Cover	Jan. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2022
Entity File Number	001-35455
Entity Registrant Name	SSR Mining Inc.
Entity Central Index Key	0000921638
Entity Tax Identification Number	98-0211014
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1055 Dunsmuir Street
Entity Address, Address Line Two	Suite 800
Entity Address, Address Line Three	PO Box 49088
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7X 1G4
City Area Code	604
Local Phone Number	689-3846
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares without par value
Trading Symbol	SSRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false